Contingent assets, liabilities and other contractual obligations - Lease payments and other rental agreements (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Future minimum lease payments related to operating lease agreements :
Total future minimum lease payments	kr 67,507	kr 7,002
Lease expense	7,900	7,400	kr 7,400
Research and development expenses	6,700	6,100	6,100
Administrative expense	1,200	1,300	kr 1,300
With in 1 year
Future minimum lease payments related to operating lease agreements :
Lease expense	6,945	4,292
1 - 3 years
Future minimum lease payments related to operating lease agreements :
Lease expense	31,098	2,593
4-5 years
Future minimum lease payments related to operating lease agreements :
Lease expense	kr 29,464	kr 117
Minimum
Future minimum lease payments related to operating lease agreements :
Lease term	6 months
Maximum
Future minimum lease payments related to operating lease agreements :
Lease term	156 months